Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Schedule of fair value by balance sheet groupings

	Carrying value per	Estimated fair
At December 31, 2011	balance sheet	market value
Notes receivable issued in connection with property sales	$19.0	$19.6
Note receivable issued in connection with 2011 acquisitions	$8.8	$8.8
Mortgages payable assumed in connection with 2011 acquisitions	$67.8	$68.2
Notes payable	$1,750.0	$1,901.9

	Carrying value per	Estimated fair
At December 31, 2010	balance sheet	market value
Notes receivable issued in connection with property sales	$22.1	$23.2
Notes payable	$1,600.0	$1,707.1